Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goldman Sachs Global Managed Beta Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	21.00%	15.91%	20.69%	(18.74%)	20.18%	18.24%	27.06%	(9.61%)	21.99%	9.19%

[1]	Because Investor Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for the Institutional Shares of the Fund (which are not offered in this Prospectus). Investor Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Investor Shares are expected to have lower annual returns than Institutional Shares because the expenses of Investor Shares are expected to be higher than the expenses of Institutional Shares.